List of direct and indirect subsidiaries (Details 1 - Textuals)	Aug. 31, 2021	Jun. 26, 2021
CI&T Brazil | Dextra Group
List of direct and indirect subsidiaries
Percentage of voting equity interests acquired	100.00%	100.00%